Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Brazil - 5.5%
Banco Santander Brasil SA	602,083	$ 3,049,721
BB Seguridade Participacoes SA	212,358	1,320,444
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	266,236	4,153,473
Hapvida Participacoes e Investimentos SA (A)(B)	605,660	435,816
Petroleo Brasileiro SA	408,671	2,933,455
Raia Drogasil SA	103,435	504,728
Rumo SA	187,164	732,951
TIM SA	872,911	2,699,224
WEG SA	208,046	1,863,389
		17,693,201
Canada - 0.6%
Lundin Mining Corp.	179,371	1,811,054
Chile - 0.7%
Banco de Chile	6,752,142	804,414
Banco de Chile, ADR	54,726	1,309,046
		2,113,460
China - 21.2%
Alibaba Group Holding Ltd., ADR	5,450	429,732
Alibaba Group Holding Ltd.	398,135	3,917,737
Amoy Diagnostics Co. Ltd., Class A	60,331	157,967
Anhui Conch Cement Co. Ltd., H Shares	629,467	1,534,787
ANTA Sports Products Ltd.	202,150	1,809,412
Bank of Ningbo Co. Ltd., Class A	552,931	1,645,844
BYD Co. Ltd., H Shares	74,984	2,219,883
China Merchants Bank Co. Ltd., H Shares	1,049,194	4,348,726
China National Building Material Co. Ltd., H Shares	2,849,281	944,341
China Pacific Insurance Group Co. Ltd., H Shares	1,055,582	2,805,754
China Resources Mixc Lifestyle Services Ltd. (A)	81,157	227,500
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., A Shares	25,380	144,967
Contemporary Amperex Technology Co. Ltd., Class A	202,332	5,213,005
CSC Financial Co. Ltd., H Shares (A)(C)	1,271,215	899,064
ENN Energy Holdings Ltd.	391,194	2,737,286
H World Group Ltd., ADR	17,357	520,710
Innovent Biologics, Inc. (A)(B)	169,238	837,783
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	115,610	675,015
KE Holdings, Inc., ADR	299,801	4,152,244
Kweichow Moutai Co. Ltd., Class A	8,810	1,732,027
Meituan, Class B (A)(B)	306,827	4,248,528
PICC Property & Casualty Co. Ltd., H Shares	914,526	1,199,235
Proya Cosmetics Co. Ltd., Class A	87,464	1,109,780
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	5,687	202,508
Shenzhou International Group Holdings Ltd.	144,502	1,223,279
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. (B)(C)	18,159	367,688
Tencent Holdings Ltd.	393,115	18,140,863
Trip.com Group Ltd., ADR (B)	8,926	379,623
	Shares	Value
COMMON STOCKS (continued)
China (continued)
Trip.com Group Ltd. (B)	59,860	$ 2,555,524
Yadea Group Holdings Ltd. (A)	472,973	637,422
Zhongsheng Group Holdings Ltd.	456,905	712,888
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	1,089,678	1,015,301
		68,746,423
Hong Kong - 1.4%
AIA Group Ltd.	516,369	3,453,918
China Overseas Land & Investment Ltd.	295,290	477,376
Sino Biopharmaceutical Ltd.	1,470,832	527,439
		4,458,733
Hungary - 0.5%
MOL Hungarian Oil & Gas PLC	201,258	1,568,707
India - 22.5%
Adani Ports & Special Economic Zone Ltd.	313,840	5,913,566
Ambuja Cements Ltd.	327,986	2,673,055
Apollo Hospitals Enterprise Ltd.	12,674	1,000,844
Ashok Leyland Ltd.	840,574	2,586,061
Axis Bank Ltd.	288,797	4,040,174
Bajaj Auto Ltd.	15,569	1,801,709
Bharti Airtel Ltd.	205,403	3,672,869
Cipla Ltd. (B)	37,197	687,192
DLF Ltd.	18,678	199,278
Eicher Motors Ltd.	22,542	1,343,304
GMR Airports Infrastructure Ltd. (B)	646,859	788,080
Godrej Consumer Products Ltd.	176,809	3,060,115
Havells India Ltd.	51,773	1,143,269
HDFC Bank Ltd., ADR	48,306	2,898,843
HDFC Bank Ltd.	264,060	5,109,711
Hindustan Unilever Ltd.	76,457	2,474,807
IndusInd Bank Ltd.	153,522	2,624,411
Infosys Ltd., ADR	123,805	2,739,805
Infosys Ltd.	35,220	781,310
Jubilant Foodworks Ltd.	205,146	1,468,080
Larsen & Toubro Ltd.	68,317	3,119,857
Mahindra & Mahindra Ltd.	86,704	3,019,452
Oil & Natural Gas Corp. Ltd.	181,863	727,952
Reliance Industries Ltd.	257,004	9,259,923
SBI Life Insurance Co. Ltd. (A)	126,839	2,663,953
Tata Consumer Products Ltd.	127,324	1,810,219
Tata Steel Ltd.	427,507	846,979
Torrent Pharmaceuticals Ltd.	23,101	877,082
Varun Beverages Ltd.	158,261	2,994,284
Zomato Ltd. (B)	288,747	795,095
		73,121,279
Indonesia - 1.5%
Bank Rakyat Indonesia Persero Tbk. PT	14,767,780	4,249,282
Unilever Indonesia Tbk. PT	4,751,458	713,484
		4,962,766
Ireland - 0.6%
PDD Holdings, Inc., ADR (B)	16,290	2,099,618
Transamerica Funds

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Mexico - 1.3%
Fibra Uno Administracion SA de CV, REIT	148,494	$ 188,895
Grupo Mexico SAB de CV, Series B	417,189	2,346,255
Wal-Mart de Mexico SAB de CV	536,315	1,784,742
		4,319,892
Netherlands - 1.0%
ASML Holding NV	3,427	3,191,124
Philippines - 1.4%
Ayala Land, Inc.	717,589	363,309
BDO Unibank, Inc.	1,776,829	4,179,624
		4,542,933
Republic of Korea - 9.9%
Hyundai Motor Co.	8,831	1,609,449
KT Corp.	94,397	2,748,973
KT&G Corp.	19,584	1,335,078
LG Chem Ltd.	5,505	1,237,987
POSCO Holdings, Inc.	4,351	1,125,170
Samsung Biologics Co. Ltd. (A)(B)	963	660,705
Samsung Electronics Co. Ltd.	257,520	15,879,255
Shinhan Financial Group Co. Ltd.	155,512	6,839,560
SK IE Technology Co. Ltd. (A)(B)	25,047	686,609
		32,122,786
Republic of South Africa - 2.7%
Clicks Group Ltd.	24,846	482,937
Discovery Ltd.	190,101	1,490,538
FirstRand Ltd.	790,451	3,551,822
Harmony Gold Mining Co. Ltd.	193,228	1,894,717
Naspers Ltd., N Shares	7,174	1,387,417
		8,807,431
Russian Federation - 0.0% (D)
Gazprom PJSC, ADR (B)(E)(F)(G)	2,525,844	0
GMK Norilskiy Nickel PAO (E)(F)(G)	737,100	0
Lukoil PJSC, ADR (B)(E)(F)(G)	192,700	0
Mobile TeleSystems PJSC, ADR (B)(E)(F)(G)	382,338	0
Novatek PJSC, GDR (B)(E)(F)(G)	2,914	0
Sberbank of Russia PJSC (E)(F)(G)	1,980,987	0
		0
Saudi Arabia - 1.2%
Saudi Awwal Bank	381,835	3,995,258
Singapore - 1.6%
BOC Aviation Ltd. (A)	168,215	1,475,920
Grab Holdings Ltd., Class A (B)	1,119,141	3,693,165
		5,169,085
Spain - 0.4%
Banco Bilbao Vizcaya Argentaria SA, ADR	124,828	1,315,687
Taiwan - 16.8%
Accton Technology Corp.	181,054	2,838,072
ASPEED Technology, Inc.	37,445	4,718,056
Hon Hai Precision Industry Co. Ltd.	619,211	3,798,807
MediaTek, Inc.	146,772	5,589,829
Realtek Semiconductor Corp.	103,875	1,638,624
	Shares	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,085,604	$ 31,668,468
Unimicron Technology Corp.	454,100	2,530,433
Uni-President Enterprises Corp.	633,522	1,628,092
		54,410,381
Thailand - 2.6%
Bangkok Dusit Medical Services PCL, Class F	1,023,657	753,850
Kasikornbank PCL	265,265	982,325
PTT Exploration & Production PCL	910,584	3,747,543
True Corp. PCL (B)	11,743,100	3,058,047
		8,541,765
United Arab Emirates - 0.3%
Burjeel Holdings PLC	527,427	383,406
Emaar Properties PJSC	304,278	714,934
		1,098,340
United Kingdom - 2.5%
Airtel Africa PLC (A)	1,390,852	2,039,172
Anglo American PLC	204,347	6,195,049
		8,234,221
United States - 0.7%
Coupang, Inc. (B)	66,250	1,374,688
Legend Biotech Corp., ADR (B)	13,854	781,227
		2,155,915
Total Common Stocks (Cost $326,675,471)		314,480,059
PREFERRED STOCK - 1.3%
Brazil - 1.3%
Banco Bradesco SA, 10.55% (H)	1,876,113	4,122,961
Total Preferred Stock (Cost $5,094,418)		4,122,961
RIGHTS - 0.0% (D)
India - 0.0% (D)
Tata Consumer Products Ltd., (B)(F) Exercise Price INR 818, Expiration Date 08/19/2024	5,809	25,736
Total Rights (Cost $0)		25,736
Transamerica Funds

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.8%
Fixed Income Clearing Corp.,
2.50% (H), dated 07/31/2024, to be
repurchased at $9,114,382 on 08/01/2024.
Collateralized by a U.S. Government
Obligation, 5.00%, due 09/30/2025, and
with a value of $9,296,109.
$ 9,113,749	$ 9,113,749
Total Repurchase Agreement (Cost $9,113,749)	9,113,749
Total Investments (Cost $340,883,638)	327,742,505
Net Other Assets (Liabilities) - (1.0)%	(3,191,620)
Net Assets - 100.0%	$ 324,550,885
INVESTMENT VALUATION:

Valuation Inputs (I)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value
ASSETS
Investments
Common Stocks	$46,322,949	$268,157,110	$0	$314,480,059
Preferred Stock	4,122,961	—	—	4,122,961
Rights	—	25,736	—	25,736
Repurchase Agreement	—	9,113,749	—	9,113,749
Total Investments	$50,445,910	$277,296,595	$0	$327,742,505
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the total value of 144A securities is $14,812,472, representing 4.6% of the Fund's net assets.

(B)	Non-income producing security.
(C)
All or a portion of the security is on loan. The total value of the securities on loan is $661,345, collateralized by non-cash collateral, such as U.S.
government securities and irrevocable letters of credit, of $697,689. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Security is Level 3 of the fair value hierarchy.
(F)	Fair valued as determined in good faith in accordance with TAM's procedures. At July 31, 2024, the total value of the securities is $25,736, representing less than 0.1% of the Fund’s net assets.
(G)	Security deemed worthless.
(H)	Rate disclosed reflects the yield at July 31, 2024.
(I)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(J)	Level 3 security was not considered significant to the Fund.
CURRENCY ABBREVIATION(S):
INR	Indian Rupee
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Private Joint Stock Co.
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Emerging Markets Opportunities

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Emerging Markets Opportunities (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds

Transamerica Emerging Markets Opportunities

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
SUBSEQUENT EVENT
Effective August 30, 2024, TAM replaced Wellington Management Company LLP as sub-adviser to the Fund with Thompson, Siegel & Walmsley LLC. In connection with the change in sub-adviser: (i) the Fund’s principle investment strategies and principal risks were revised; (ii) the Fund’s management fee and sub-advisory fees were revised; (iii) the investment objective of the Fund was revised; and (iv) the Fund name was updated to Transamerica Emerging Markets Equity.
Transamerica Funds